Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,412,745	¥ 2,252,624	¥ 2,413,556
Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,291,000	1,194,000
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		157,000	101,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	6,000	4,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	12,000	11,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		187,000	195,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		19,000	20,000
All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	115,000	111,000
All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		17,000	69,000
All Other | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	371,000	306,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	1,291,000	1,194,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	18,000	14,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	9,000	9,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		188,000	196,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		23,000	23,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,859,000	1,757,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		157,000	101,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		180,000	188,000
Level 1 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	30,000	68,000
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	1,291,000	1,194,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	13,000	10,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		188,000	196,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		183,000	190,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	6,000	4,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	12,000	11,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		7,000	7,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		19,000	20,000
Level 2 | All Other | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	115,000	111,000
Level 2 | All Other | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		(13,000)	1,000
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	5,000	4,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	9,000	9,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 23,000	¥ 23,000

[1]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[2]	Investments in this class are measured at conversion value, which is equivalent to fair value.
[3]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[4]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,194 billion and ¥1,291 billion carried at fair value at March 31, 2020 and 2021, respectively, which are well-diversified across industries.
[5]	Amounts primarily include cash and short-term assets carried at fair value.